                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-07938

Exact name of registrant as specified in charter:    Delaware Investments
                                                     Minnesota Municipal
                                                     Income Fund III, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.

December 31, 2004

                                                                                                        PRINCIPAL         MARKET
                                                                                                        AMOUNT            VALUE
MUNICIPAL BONDS- 154.70%
Airport Revenue Bonds - 9.44%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
   5.00% 1/1/28 (MBIA)                                                                                $  750,000         $  775,725
   5.00% 1/1/30 (AMBAC)                                                                                  750,000            763,598
   5.125% 1/1/25 (FGIC)                                                                                  900,000            935,622
                                                                                                                         ----------
                                                                                                                          2,474,945
                                                                                                                         ----------
City General Obligation Bonds - 4.92%
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                  1,250,000          1,290,950
                                                                                                                         ----------
                                                                                                                          1,290,950
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 2.30%
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
   Systems) 5.75% 2/1/29                                                                                 600,000            601,950
                                                                                                                         ----------
                                                                                                                            601,950
                                                                                                                         ----------
Corporate Backed Revenue Bonds - 7.39%
Cloquet Pollution Control Revenue (Potlatch Corporation Project) 5.90% 10/1/26                         1,000,000          1,008,910
Minneapolis Community Development Agency Supported Development Revenue (Pajor
   Graphics) Series 1 (LOC US Bank NA) 6.75% 12/1/25 (AMT)                                               865,000            929,858
                                                                                                                         ----------
                                                                                                                          1,938,768
                                                                                                                         ----------
Escrowed to Maturity Bonds - 12.22%
University of Minnesota Hospital & Clinics 6.75% 12/1/16                                               2,580,000          3,205,779
                                                                                                                         ----------
                                                                                                                          3,205,779
                                                                                                                         ----------
Higher Education Revenue Bonds - 5.19%
Minnesota State Higher Education Facilities Authority
   (College of St. Benedict) Series 5-W 5.25% 3/1/24                                                     300,000            313,650
   (St.Thomas University) Series 4-A1 5.625% 10/1/21                                                   1,010,000          1,048,774
                                                                                                                         ----------
                                                                                                                          1,362,424
                                                                                                                         ----------
Hospital Revenue Bonds - 28.03%
Bemidji Hospital Facilities Revenue (North County Health Services) 5.00% 9/1/24 (RADIAN)                 500,000            519,645
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
   Health System - St. Mary's Hospital) 5.25% 2/15/33                                                  1,000,000          1,014,050
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                 1,100,000          1,165,989
Minnesota Agricultural & Economic Development Health Care System (Fairview
   Hospital) Series A 6.375% 11/15/29                                                                  1,250,000          1,370,838
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B 5.50% 11/15/27                     1,000,000          1,073,600
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34               310,000            313,019
St. Paul Housing & Redevelopment Authority Revenue (Franciscan Health Project)
   5.40% 11/20/42 (GNMA) (FHA)                                                                         1,820,000          1,896,475
                                                                                                                         ----------
                                                                                                                          7,353,616
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 1.01%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                      250,000            263,733
                                                                                                                         ----------
                                                                                                                            263,733
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 15.02%
Burnsville Multifamily Housing Mortgage Revenue SCA Tax Exempt Trust Series A
   7.10% 1/1/30 (FSA)                                                                                  1,910,000          1,952,058
Minneapolis Multifamily Housing Revenue
   (Gaar Scott Loft Project) 5.95% 5/1/30 (AMT)                                                          975,000          1,039,038
   (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                         965,000            949,550
                                                                                                                         ----------
                                                                                                                          3,940,646
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 10.00%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover
   Community Center) 5.125% 2/1/24                                                                       500,000            513,870
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
      5.125% 12/1/27                                                                                     500,000            526,065
      5.25% 12/1/27                                                                                    1,000,000          1,062,720
  (Robert Street Office Building Project) 5.00% 12/1/27                                                  500,000            520,565
                                                                                                                         ----------
                                                                                                                          2,623,220
                                                                                                                         ----------

Parking Revenue Bonds - 5.93%
St. Paul Housing & Redevelopment Authority Parking Revenue (Block 19 Ramp Project)
   Series A 5.35% 8/1/29 (FSA)                                                                         1,450,000          1,554,777
                                                                                                                        -----------
                                                                                                                          1,554,777
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 9.62%
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                        750,000            806,108
Minneapolis Sports Arena Project 5.125% 10/1/20                                                          750,000            795,383
Washington County Housing & Redevelopment Authority Series B 5.50% 2/1/22 (MBIA)                         850,000            920,583
                                                                                                                        -----------
                                                                                                                          2,522,074
                                                                                                                        -----------
*Pre-Refunded Bonds - 6.33%
Esko Independent School District #99 5.75% 4/1/17-05 (FSA)                                             1,645,000          1,659,871
                                                                                                                        -----------
                                                                                                                          1,659,871
                                                                                                                        -----------
Public Power Revenue Bonds - 21.99%
Minnesota State Municipal Power Agency Series A
   5.00% 10/1/34                                                                                         750,000            762,278
   5.25% 10/1/19                                                                                         500,000            542,450
Southern Minnesota Municipal Power Agency Series A
   5.00% 1/1/13 (MBIA)                                                                                   500,000            554,700
   5.25% 1/1/15 (AMBAC)                                                                                  700,000            794,073
   5.25% 1/1/16 (AMBAC)                                                                                  500,000            566,855
**Southern Minnesota Municipal Power Agency, Inverse Floater ROLs Series II-R-189-3
      8.398% 1/1/14 (AMBAC)                                                                            1,500,000          1,883,819
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                    600,000            666,030
                                                                                                                        -----------
                                                                                                                          5,770,205
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 2.51%
Minnesota State Housing Finance Agency Series B 5.35% 1/1/33 (AMT)                                       645,000            657,507
                                                                                                                        -----------
                                                                                                                            657,507
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.98%
University Virgin Islands Series A 5.375% 6/1/34                                                         500,000            518,020
                                                                                                                        -----------
                                                                                                                            518,020
                                                                                                                        -----------
Territorial Revenue Bonds - 2.12%
Puerto Rico Public Buildings Authority Revenue (Unrefunded Balance) 5.25% 7/1/27                         530,000            556,442
                                                                                                                        -----------
                                                                                                                            556,442
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 8.70%
Minnesota Public Facilities Authority Water Pollution Control Revenue Series B 5.40% 3/1/15            2,200,000          2,281,400
                                                                                                                        -----------
                                                                                                                          2,281,400
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $38,345,507)                                                                                 40,576,327
                                                                                                                        -----------
TOTAL MARKET VALUE OF SECURITIES - 154.70%
   (cost $38,345,507)                                                                                                    40,576,327
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.49%                                                         652,192
LIQUIDATION VALUE OF PREFERRED STOCK - (57.19%)                                                                         (15,000,000)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 1,837,200 SHARES OUTSTANDING - 100.00%                                                         $26,228,519
                                                                                                                        -----------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of December 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Minnesota Municipal Income Fund III, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $38,345,507
                                             -----------
Aggregate unrealized appreciation              2,252,951
Aggregate unrealized depreciation                (22,131)
                                             -----------
Net unrealized appreciation                  $ 2,230,820
                                             -----------

For federal income tax purposes, at March 31, 2004 capital loss carryforwards of $672,369 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $455,666 expires in 2005, $6,539 expires in 2006, $56,856 expires in 2008 and $153,308 expires in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund III, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       ----------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Minnesota Municipal Income Fund III, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND III, INC.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       -----------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       -----------------------


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------